Annual Total Returns - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund
Prospectus [Line Items]
Annual Return [Percent]	6.52%	9.26%	(10.51%)	1.15%	9.49%	12.04%	(4.74%)	5.90%	2.29%	(0.53%)
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund
Prospectus [Line Items]
Annual Return [Percent]	7.62%	8.45%	(10.83%)	0.41%	6.17%	15.39%	(4.96%)	12.20%	10.97%	(2.33%)